Schedule of intangible assets and their carrying value (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Software [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at Gross carrying amount	$ 8,394,729	$ 8,160,650
Additions
Under development	60,661	231,302
Acquired	760	2,777
Write-off
Ending balance at Gross carrying amount	8,456,150	8,394,729
Beginning balance at Depreciation and impairment	922,303	872,162
Depreciation	59,058	50,141
Ending balance at Depreciation and impairment	981,361	922,303
Carrying amount	7,474,788	7,472,426
Total [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at Gross carrying amount	8,394,729	8,204,894
Additions
Under development	60,661	231,302
Acquired	760	2,777
Write-off		(44,244)
Ending balance at Gross carrying amount	8,456,150	8,394,729
Beginning balance at Depreciation and impairment	922,303	872,162
Depreciation	59,058	50,141
Ending balance at Depreciation and impairment	981,361	922,303
Carrying amount	7,474,788	7,472,426
Trademark [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at Gross carrying amount		44,244
Additions
Under development
Acquired
Write-off		(44,244)
Ending balance at Gross carrying amount
Beginning balance at Depreciation and impairment
Depreciation